Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.3%
Aerospace & Defense - 1.0%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 539,000	$ 559,697
Boeing Co.
6.53%, 05/01/2034 (A)	1,262,000	1,354,648
6.86%, 05/01/2054 (A)	430,000	471,731
General Electric Co.
4.50%, 03/11/2044	1,326,000	1,242,749
HEICO Corp.
5.35%, 08/01/2033	892,000	923,989
		4,552,814
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	552,000	493,614
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	406,000	407,403
		901,017
Automobiles - 1.1%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	793,000	777,046
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,076,000	1,055,411
6.95%, 03/06/2026	600,000	613,995
General Motors Co.
6.25%, 10/02/2043	236,000	241,907
General Motors Financial Co., Inc.
5.00%, 04/09/2027	754,000	762,105
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	924,000	978,491
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	650,000	595,028
		5,023,983
Banks - 5.6%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	600,000	612,860
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	534,000	560,330
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	2,861,000	3,009,244
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	325,000	340,752
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	200,000	218,574
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,075,000	1,103,022
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (B), 06/11/2035	438,000	456,605
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	414,000	441,362
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	$ 440,000	$ 438,879
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,192,000	1,046,082
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	581,000	633,136
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	672,000	779,693
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,270,000	1,216,418
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	2,411,000	2,471,089
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	536,000	559,696
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	397,000	427,314
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	431,000	434,928
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	707,000	743,052
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032	426,000	450,549
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	420,000	459,838
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	2,132,000	2,196,524
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	1,269,000	1,315,532
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	150,000	158,843
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	846,000	911,362
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,410,000	1,424,807
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	453,000	481,190
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	414,000	453,440
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	400,000	408,395
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	1,200,000	1,257,590
		25,011,106
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	847,000	783,722
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 418,000	$ 396,320
3.70%, 12/06/2026	200,000	197,976
Diageo Capital PLC
5.50%, 01/24/2033	445,000	473,711
		1,851,729
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	513,000	388,043
5.60%, 03/02/2043	490,000	514,689
CSL Finance PLC
4.63%, 04/27/2042 (A)	508,000	478,733
Gilead Sciences, Inc.
4.15%, 03/01/2047	207,000	181,172
Royalty Pharma PLC
2.20%, 09/02/2030	671,000	587,356
		2,149,993
Building Products - 0.2%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	220,000	198,783
Mohawk Industries, Inc.
5.85%, 09/18/2028	465,000	489,991
		688,774
Chemicals - 0.4%
Celanese U.S. Holdings LLC
6.70%, 11/15/2033	609,000	665,700
Nutrien Ltd.
4.90%, 03/27/2028	521,000	531,077
OCP SA
6.75%, 05/02/2034 (A)	367,000	393,901
		1,590,678
Commercial Services & Supplies - 1.9%
ADT Security Corp.
4.13%, 08/01/2029 (A)	712,000	680,093
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	334,000	341,500
5.80%, 04/15/2034 (A)	230,000	240,134
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	1,288,000	1,370,327
Equifax, Inc.
2.60%, 12/01/2024	768,000	764,516
5.10%, 12/15/2027	418,000	427,018
GXO Logistics, Inc.
2.65%, 07/15/2031	1,781,000	1,518,646
6.50%, 05/06/2034	499,000	530,449
Quanta Services, Inc.
2.90%, 10/01/2030	963,000	885,640
5.25%, 08/09/2034	46,000	46,945
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	539,000	469,360
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	826,000	713,964
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Veralto Corp.
5.45%, 09/18/2033	$ 549,000	$ 575,490
		8,564,082
Communications Equipment - 0.9%
T-Mobile USA, Inc.
3.50%, 04/15/2031	859,000	808,634
3.88%, 04/15/2030	542,000	526,891
5.15%, 04/15/2034	885,000	910,675
Verizon Communications, Inc.
1.68%, 10/30/2030	960,000	820,454
2.99%, 10/30/2056	1,646,000	1,077,898
		4,144,552
Construction & Engineering - 0.2%
D.R. Horton, Inc.
5.00%, 10/15/2034	768,000	777,910
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	984,000	828,687
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,137,000	1,083,988
		1,912,675
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	669,000	637,552
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	485,000	513,164
Diversified REITs - 1.4%
Safehold GL Holdings LLC
6.10%, 04/01/2034	665,000	701,911
SBA Tower Trust
6.60%, 11/15/2052 (A)	3,165,000	3,293,205
VICI Properties LP
4.95%, 02/15/2030	862,000	867,730
Weyerhaeuser Co.
4.00%, 04/15/2030	922,000	902,814
WP Carey, Inc.
5.38%, 06/30/2034	702,000	716,899
		6,482,559
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	74,000	79,207
CMS Energy Corp.
2.95%, 02/15/2027	105,000	101,594
4.88%, 03/01/2044	132,000	126,621
DTE Electric Co.
4.30%, 07/01/2044	1,339,000	1,206,305
Duke Energy Corp.
3.75%, 09/01/2046	1,311,000	1,036,484
Duke Energy Progress LLC
3.60%, 09/15/2047	908,000	714,478
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	$ 49,000	$ 50,011
Pacific Gas & Electric Co.
3.75%, 08/15/2042	91,000	71,796
Public Service Co. of Oklahoma
6.63%, 11/15/2037	160,000	179,822
Public Service Electric & Gas Co.
3.00%, 05/15/2025	896,000	886,122
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	408,000	429,268
		4,881,708
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.25%, 04/05/2034	850,000	887,207
Arrow Electronics, Inc.
2.95%, 02/15/2032	887,000	777,774
5.88%, 04/10/2034	433,000	448,636
Keysight Technologies, Inc.
4.60%, 04/06/2027	736,000	740,580
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	450,129
Trimble, Inc.
6.10%, 03/15/2033	730,000	787,181
		4,091,507
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	759,000	750,349
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,025,000	1,022,250
4.95%, 09/10/2034	400,000	397,028
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	831,000	870,579
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	464,000	446,982
5.50%, 12/15/2024 (A)	1,558,000	1,556,656
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	490,000	492,455
5.75%, 11/15/2029 (A)	1,291,000	1,331,542
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,476,000	1,579,273
LPL Holdings, Inc.
5.70%, 05/20/2027	439,000	448,610
		8,145,375
Food Products - 1.3%
BAT Capital Corp.
6.00%, 02/20/2034	1,041,000	1,111,680
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	997,000	994,915
Cargill, Inc.
5.13%, 10/11/2032 (A)	520,000	539,716
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
J M Smucker Co.
6.50%, 11/15/2043	$ 430,000	$ 485,081
Kroger Co.
5.00%, 09/15/2034	542,000	546,070
Philip Morris International, Inc.
5.25%, 02/13/2034	643,000	667,018
5.63%, 11/17/2029	823,000	873,203
Viterra Finance BV
4.90%, 04/21/2027 (A)	634,000	639,113
		5,856,796
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	324,000	348,211
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	653,000	664,913
5.86%, 03/15/2030	331,000	354,085
		1,367,209
Health Care Providers & Services - 1.5%
Centene Corp.
3.38%, 02/15/2030	609,000	561,050
Cigna Group
2.40%, 03/15/2030	774,000	700,412
5.25%, 02/15/2034	989,000	1,023,029
Elevance Health, Inc.
2.25%, 05/15/2030	635,000	567,968
HCA, Inc.
5.60%, 04/01/2034	669,000	696,494
6.00%, 04/01/2054	665,000	701,674
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	330,000	348,360
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	970,000	957,702
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	350,000	340,268
UnitedHealth Group, Inc.
5.20%, 04/15/2063	780,000	779,088
		6,676,045
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	323,000	333,115
Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
5.25%, 06/30/2029	676,000	691,725
MGM Resorts International
6.13%, 09/15/2029	628,000	636,228
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	596,000	486,353
		1,814,306
Insurance - 1.2%
Allstate Corp.
5.05%, 06/24/2029	1,390,000	1,431,361
5.25%, 03/30/2033	437,000	455,046
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	$ 1,614,000	$ 1,623,462
Corebridge Financial, Inc.
5.75%, 01/15/2034	497,000	523,358
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	600,000	628,548
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,033,000	953,842
		5,615,617
Internet & Catalog Retail - 0.3%
Expedia Group, Inc.
2.95%, 03/15/2031	65,000	59,114
Meta Platforms, Inc.
4.80%, 05/15/2030	793,000	824,177
Uber Technologies, Inc.
4.80%, 09/15/2034	406,000	405,387
		1,288,678
IT Services - 0.2%
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,075,000	1,062,982
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,318,000	1,209,401
Ingersoll Rand, Inc.
5.45%, 06/15/2034	659,000	692,757
		1,902,158
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	743,000	568,237
Comcast Corp.
2.94%, 11/01/2056	426,000	278,299
NBCUniversal Media LLC
4.45%, 01/15/2043	520,000	476,490
		1,323,026
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	968,321
ArcelorMittal SA
6.55%, 11/29/2027	1,072,000	1,137,475
Glencore Funding LLC
2.63%, 09/23/2031 (A)	892,000	780,875
		2,886,671
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)(C)	284,000	284,104
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.2%
COPT Defense Properties LP
2.00%, 01/15/2029	$ 512,000	$ 454,650
Kilroy Realty LP
4.25%, 08/15/2029	696,000	666,022
		1,120,672
Oil, Gas & Consumable Fuels - 3.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	464,000	425,843
Chevron USA, Inc.
3.25%, 10/15/2029	656,000	634,601
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,137,000	1,159,707
Enbridge, Inc.
5.63%, 04/05/2034	947,000	992,555
Energy Transfer LP
5.15%, 02/01/2043	528,000	494,494
5.55%, 02/15/2028	461,000	476,524
5.95%, 10/01/2043	489,000	497,684
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,631,000	1,409,179
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	245,000	252,980
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	336,000	347,342
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	316,000	327,055
Occidental Petroleum Corp.
5.20%, 08/01/2029	447,000	454,988
5.55%, 03/15/2026	1,109,000	1,122,065
ONEOK, Inc.
6.10%, 11/15/2032	1,062,000	1,142,196
Ovintiv, Inc.
6.25%, 07/15/2033	704,000	744,307
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,211,998
7.69%, 01/23/2050	290,000	226,589
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	754,000	716,733
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	444,000	441,396
Shell International Finance BV
2.50%, 09/12/2026 (D)	466,000	451,938
3.75%, 09/12/2046 (D)	618,000	506,347
Western Midstream Operating LP
6.15%, 04/01/2033	722,000	763,431
Williams Cos., Inc.
5.40%, 03/04/2044	86,000	84,852
		14,884,804
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	391,200	370,419
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.3%
Kenvue, Inc.
5.00%, 03/22/2030	$ 1,168,000	$ 1,219,194
Pharmaceuticals - 1.3%
AbbVie, Inc.
5.05%, 03/15/2034	836,000	872,210
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	575,000	567,883
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	322,000	340,746
Cardinal Health, Inc.
5.45%, 02/15/2034	527,000	550,923
CVS Health Corp.
5.25%, 01/30/2031	358,000	368,374
6.00%, 06/01/2044	781,000	806,586
Merck & Co., Inc.
5.00%, 05/17/2053	930,000	935,812
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	780,000	793,629
Viatris, Inc.
2.30%, 06/22/2027	449,000	422,954
		5,659,117
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	874,000	901,578
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,126,000	1,097,820
Broadcom, Inc.
3.14%, 11/15/2035 (A)	876,000	748,262
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	696,000	708,407
KLA Corp.
3.30%, 03/01/2050	834,000	629,762
Microchip Technology, Inc.
5.05%, 03/15/2029	838,000	860,226
Micron Technology, Inc.
5.30%, 01/15/2031	889,000	923,187
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	281,159
3.40%, 05/01/2030	701,000	661,832
QUALCOMM, Inc.
3.25%, 05/20/2050	589,000	443,248
		6,353,903
Software - 1.3%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	524,000	526,725
Fiserv, Inc.
5.45%, 03/02/2028	743,000	770,372
Intuit, Inc.
5.50%, 09/15/2053	330,000	354,206
Oracle Corp.
3.65%, 03/25/2041	592,000	488,937
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp. (continued)
4.70%, 09/27/2034	$ 809,000	$ 806,158
6.90%, 11/09/2052	765,000	921,350
Roper Technologies, Inc.
4.90%, 10/15/2034	762,000	766,327
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,210,000	1,200,734
		5,834,809
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	523,000	549,634
		549,634
Total Corporate Debt Securities (Cost $144,740,048)		149,976,364
U.S. GOVERNMENT OBLIGATIONS - 27.5%
U.S. Treasury - 26.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,604,000	856,887
1.88%, 11/15/2051	2,107,800	1,310,788
2.00%, 02/15/2050	3,036,500	1,975,623
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,740,796
2.38%, 02/15/2042 - 05/15/2051	2,982,700	2,238,132
2.50%, 02/15/2045 - 05/15/2046	4,904,600	3,711,940
2.75%, 08/15/2042 - 11/15/2047	4,776,000	3,769,883
2.88%, 08/15/2045 - 05/15/2049	3,496,500	2,786,626
3.00%, 05/15/2042 - 08/15/2052	4,408,600	3,618,644
3.13%, 02/15/2042 - 05/15/2048	1,754,300	1,517,251
3.50%, 02/15/2039	2,054,000	1,958,280
3.63%, 02/15/2044 - 05/15/2053	3,115,300	2,850,101
3.88%, 02/15/2043	872,000	840,322
4.00%, 11/15/2052	1,172,000	1,138,854
4.13%, 08/15/2044 - 08/15/2053	1,308,000	1,298,461
4.25%, 05/15/2039 - 08/15/2054	3,387,000	3,459,919
4.63%, 05/15/2044 - 05/15/2054	5,378,000	5,769,764
4.75%, 11/15/2043 - 11/15/2053	4,513,000	4,927,164
5.25%, 02/15/2029	736,800	789,355
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	6,243,400	5,278,094
0.88%, 06/30/2026	3,524,000	3,357,023
1.13%, 10/31/2026 - 02/15/2031	6,792,000	6,084,461
1.25%, 11/30/2026	1,204,000	1,144,741
1.38%, 11/15/2031	700,000	598,965
1.50%, 01/31/2027 - 02/15/2030	1,300,500	1,219,751
1.63%, 02/15/2026 - 05/15/2031	16,610,600	15,370,386
2.25%, 11/15/2025 - 11/15/2027	3,996,700	3,915,471
2.63%, 02/15/2029	529,000	508,357
2.75%, 05/15/2025	2,707,000	2,681,860
2.88%, 05/15/2028	1,767,000	1,723,860
3.50%, 01/31/2028	2,822,000	2,814,614
3.63%, 05/31/2028	1,286,000	1,287,457
3.75%, 12/31/2030	1,999,000	2,009,307
3.88%, 08/15/2034	351,000	353,084
4.00%, 06/30/2028	720,000	730,463
4.13%, 09/30/2027 - 07/31/2031	8,519,300	8,728,379
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.25%, 02/28/2031	$ 4,196,000	$ 4,335,976
4.38%, 08/31/2028 - 05/15/2034	1,881,000	1,953,900
4.50%, 05/31/2029	4,651,000	4,833,951
4.63%, 04/30/2029	755,000	787,913
		117,276,803
U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	966,870	974,009
2.50%, 01/15/2029	3,618,915	3,771,775
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	1,972,614	1,832,011
		6,577,795
Total U.S. Government Obligations (Cost $123,099,873)		123,854,598
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.7%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	835,883	750,526
3.50%, 06/01/2042 - 06/01/2043	437,784	417,195
4.00%, 06/01/2042 - 01/01/2046	751,928	735,324
4.50%, 06/01/2048	339,301	339,141
5.50%, 04/01/2053 - 07/01/2053	2,510,084	2,540,050
6.00%, 12/01/2034	31,249	31,860
1-Year RFUCC Treasury + 1.69%,
5.94% (B), 12/01/2036	2,063	2,088
1-Year RFUCC Treasury + 1.67%,
5.98% (B), 11/01/2036	13,251	13,386
1-Month SOFR Average + 0.66%,
6.01% (B), 03/15/2044	2,328	2,317
1-Year CMT + 2.25%,
6.38% (B), 01/01/2035	9,213	9,558
6.61% (B), 02/01/2036	15,186	15,636
7.13% (B), 05/01/2036	3,603	3,729
1-Year CMT + 2.36%,
6.48% (B), 10/01/2036	4,193	4,308
1-Year CMT + 2.37%,
6.70% (B), 09/01/2034	11,106	11,466
6-Month RFUCC Treasury + 1.77%,
7.41% (B), 10/01/2036	10,622	10,827
1-Year RFUCC Treasury + 1.95%,
7.43% (B), 06/01/2036	19,146	19,770
6-Month RFUCC Treasury + 1.84%,
7.53% (B), 03/01/2037	3,985	4,069
6-Month RFUCC Treasury + 1.83%,
7.54% (B), 07/01/2036	13,489	13,793
6-Month RFUCC Treasury + 2.11%,
7.82% (B), 02/01/2037	11,214	11,395
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,320,300	1,304,254
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.17%, 10/25/2024	$ 390,700	$ 389,391
3.30% (B), 11/25/2027	801,000	786,772
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%,
0.00% (B), 02/15/2040	23,315	24,463
(2.00) * 1-Month SOFR Average + 13.06%,
2.37% (B), 07/15/2033	13,274	13,967
(1.25) * 1-Month SOFR Average + 9.98%,
3.30% (B), 07/15/2032	11,584	11,734
(1.83) * 1-Month SOFR Average + 14.55%,
4.75% (B), 09/15/2033	1,993	2,181
5.50%, 04/15/2033 - 05/15/2038	5,581	5,704
6.00%, 11/15/2032	18,447	19,158
6.50%, 08/15/2031 - 07/15/2036	74,635	78,436
7.00%, 10/15/2030 - 05/15/2032	66,134	69,747
7.25%, 12/15/2030	8,435	8,878
7.50%, 08/15/2030	9,247	9,683
8.00%, 01/15/2030	37,990	40,161
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (B), 05/15/2041	19,161	18,620
1-Month SOFR Average + 0.46%,
5.81% (B), 06/15/2043	318,299	313,378
1-Month SOFR Average + 0.51%,
5.86% (B), 10/15/2041	64,990	64,759
5.87% (B), 07/15/2037	43,579	42,913
1-Month SOFR Average + 0.55%,
5.90% (B), 02/15/2037	2,688	2,669
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.89%,
0.54% (B), 11/15/2037 - 02/15/2039	36,986	3,607
0.67% (B), 01/15/2040	23,777	1,790
(1.00) * 1-Month SOFR Average + 6.09%,
0.74% (B), 06/15/2038	90,050	11,492
(1.00) * 1-Month SOFR Average + 6.26%,
0.91% (B), 10/15/2037	169,593	20,324
(1.00) * 1-Month SOFR Average + 6.31%,
0.96% (B), 11/15/2037	21,602	1,840
(1.00) * 1-Month SOFR Average + 6.69%,
1.34% (B), 04/15/2038	16,499	1,906
(1.00) * 1-Month SOFR Average + 6.99%,
1.64% (B), 07/15/2036	6,034	754
(1.00) * 1-Month SOFR Average + 7.89%,
2.54% (B), 03/15/2032	7,769	848
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	58,625	50,369
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%,
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
6.32% (B), 10/25/2044	$ 66,402	$ 60,107
7.00%, 02/25/2043	26,711	28,550
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	13,528	2,095
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,781,314	2,390,688
3.00%, 01/01/2043 - 07/01/2060	1,657,654	1,484,811
3.50%, 08/01/2032 - 03/01/2060	1,654,083	1,562,666
4.00%, 07/01/2042 - 08/01/2048	1,309,650	1,280,403
4.50%, 08/01/2052	2,417,078	2,378,263
5.00%, 03/01/2053 - 02/01/2054	9,433,157	9,430,890
5.50%, 03/01/2053 - 01/01/2058	3,576,670	3,657,569
6.00%, 10/01/2033 - 06/01/2054	1,768,494	1,811,050
6.50%, 01/01/2036	6,917	6,877
8.00%, 11/01/2037	3,127	3,242
1-Year RFUCC Treasury + 1.79%,
6.29% (B), 01/01/2038	414	416
1-Year CMT + 2.22%,
6.53% (B), 01/01/2036	6,138	6,328
Federal National Mortgage Association REMICS
(2.50) * 1-Month SOFR Average + 13.46%,
0.10% (B), 07/25/2033	6,342	6,444
(1.33) * 1-Month SOFR Average + 7.31%,
0.19% (B), 08/25/2033	21,321	20,451
(1.88) * 1-Month SOFR Average + 11.06%,
1.14% (B), 07/25/2035	34,089	34,270
(2.75) * 1-Month SOFR Average + 16.19%,
1.66% (B), 05/25/2034	3,715	3,886
(4.00) * 1-Month SOFR Average + 23.54%,
2.42% (B), 05/25/2034	2,984	3,352
(2.00) * 1-Month SOFR Average + 13.77%,
3.21% (B), 03/25/2038	3,023	2,950
(1.67) * 1-Month SOFR Average + 12.31%,
3.51% (B), 09/25/2033	2,725	2,821
(2.50) * 1-Month SOFR Average + 17.09%,
3.89% (B), 07/25/2035	22,468	24,414
1-Month SOFR Average + 0.36%,
4.53% (B), 06/27/2036	10,235	10,291
(2.00) * 1-Month SOFR Average + 15.27%,
4.59% (B), 11/25/2031	6,514	7,190
(1.83) * 1-Month SOFR Average + 14.27%,
4.59% (B), 12/25/2032	1,767	1,928
(4.00) * 1-Month SOFR Average + 25.74%,
4.62% (B), 10/25/2036	2,286	2,824
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(2.75) * 1-Month SOFR Average + 19.21%,
4.69% (B), 04/25/2034 - 05/25/2034	$ 28,416	$ 32,104
(3.67) * 1-Month SOFR Average + 24.15%,
4.79% (B), 03/25/2036	7,505	9,546
(4.00) * 1-Month SOFR Average + 26.10%,
4.98% (B), 12/25/2036	1,553	1,707
5.27% (B), 10/25/2042	9,354	9,474
6.00%, 08/25/2037	8,847	9,403
6.50%, 05/25/2044	23,364	24,083
7.00%, 03/25/2031 - 11/25/2031	42,520	44,532
1-Month SOFR Average + 0.41%,
5.69% (B), 08/25/2041	13,475	13,450
1-Month SOFR Average + 0.46%,
5.74% (B), 04/25/2035 - 08/25/2036	23,818	23,627
(3.25) * 1-Month SOFR Average + 24.82%,
7.66% (B), 02/25/2032	947	1,127
(6.67) * 1-Month SOFR Average + 53.24%,
10.00% (B), 03/25/2032	808	856
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.74%,
0.46% (B), 09/25/2038	50,928	4,163
(1.00) * 1-Month SOFR Average + 5.80%,
0.52% (B), 02/25/2038	24,210	2,441
0.66% (B), 04/25/2041	15,311	842
0.89% (B), 08/25/2042	128,048	4,259
1.23% (B), 01/25/2038	10,579	577
6.50%, 05/25/2033	7,355	1,091
7.00%, 06/25/2033	9,945	1,286
(1.00) * 1-Month SOFR Average + 5.99%,
0.71% (B), 06/25/2037	14,547	1,317
(1.00) * 1-Month SOFR Average + 6.07%,
0.79% (B), 12/25/2039	3,927	341
(1.00) * 1-Month SOFR Average + 6.09%,
0.81% (B), 03/25/2038	5,119	444
(1.00) * 1-Month SOFR Average + 6.31%,
1.03% (B), 04/25/2040	7,355	563
(1.00) * 1-Month SOFR Average + 6.42%,
1.14% (B), 01/25/2041	106,019	16,968
(1.00) * 1-Month SOFR Average + 6.43%,
1.15% (B), 09/25/2037	17,239	2,026
(1.00) * 1-Month SOFR Average + 6.44%,
1.16% (B), 02/25/2039	9,443	1,003
(1.00) * 1-Month SOFR Average + 6.47%,
1.19% (B), 06/25/2036	10,360	1,143
(1.00) * 1-Month SOFR Average + 6.59%,
1.31% (B), 03/25/2036	205,873	23,144
(1.00) * 1-Month SOFR Average + 7.04%,
1.76% (B), 07/25/2037	29,545	4,397
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	$ 347,545	$ 278,985
Federal National Mortgage Association Whole Loan
1-Month SOFR Average + 0.37%,
5.65% (B), 11/25/2046	38,173	37,811
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	12,666	11,544
Federal National Mortgage Association- ACES, Interest Only STRIPS
2.03% (B), 11/25/2033	3,237,808	235,948
2.06% (B), 07/25/2030	6,006,148	400,961
Government National Mortgage Association REMICS
1.65%, 01/20/2063	13	12
(2.00) * 1-Month Term SOFR + 13.17%,
3.25% (B), 10/20/2037	8,296	8,241
(2.41) * 1-Month Term SOFR + 16.16%,
3.88% (B), 06/17/2035	3,277	3,538
(4.91) * 1-Month Term SOFR + 28.90%,
4.54% (B), 09/20/2034	6,072	6,807
(3.00) * 1-Month Term SOFR + 19.86%,
4.98% (B), 09/20/2037	3,477	3,791
(2.20) * 1-Month Term SOFR + 16.47%,
5.29% (B), 05/18/2034	55	58
(2.75) * 1-Month Term SOFR + 19.35%,
5.33% (B), 04/16/2034	12,069	13,344
1-Month Term SOFR + 0.56%,
5.50% (B), 03/20/2060	3,525	3,494
(3.50) * 1-Month Term SOFR + 22.87%,
5.51% (B), 04/20/2037	11,437	12,824
1-Month Term SOFR + 0.54%,
5.59% (B), 04/20/2060 - 08/20/2060	502	498
1-Month Term SOFR + 0.63%,
5.98% (B), 10/20/2062	23,106	23,080
1-Month Term SOFR + 0.66%,
6.02% (B), 07/20/2062	437	436
1-Month Term SOFR + 0.69%,
6.05% (B), 09/20/2062	792	791
1-Month Term SOFR + 0.81%,
6.17% (B), 05/20/2061	913	913
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%,
0.62% (B), 12/20/2038	15,692	1,043
(1.00) * 1-Month Term SOFR + 5.72%,
0.75% (B), 02/20/2038	24,536	518
(1.00) * 1-Month Term SOFR + 5.99%,
0.89% (B), 02/16/2039	7,593	4
1.02% (B), 10/20/2034	27,737	1,728
(1.00) * 1-Month Term SOFR + 5.89%,
0.92% (B), 11/20/2037	23,117	526
(1.00) * 1-Month Term SOFR + 5.97%,
1.00% (B), 06/20/2039	14,155	1,191
(1.00) * 1-Month Term SOFR + 6.09%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
1.12% (B), 03/20/2037 - 06/20/2038	$ 52,727	$ 2,730
(1.00) * 1-Month Term SOFR + 6.29%,
1.19% (B), 05/16/2038	45,243	3,337
(1.00) * 1-Month Term SOFR + 6.16%,
1.19% (B), 04/20/2039	15,905	1,113
(1.00) * 1-Month Term SOFR + 6.19%,
1.22% (B), 09/20/2035 - 03/20/2039	49,685	4,286
(1.00) * 1-Month Term SOFR + 6.36%,
1.26% (B), 06/16/2037	17,050	512
(1.00) * 1-Month Term SOFR + 6.44%,
1.47% (B), 11/20/2037 - 12/20/2037	21,271	494
(1.00) * 1-Month Term SOFR + 6.70%,
1.60% (B), 04/16/2037	13,974	1,397
(1.00) * 1-Month Term SOFR + 6.64%,
1.67% (B), 07/20/2037	40,629	2,179
6.50%, 03/20/2039	11,073	1,045
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	25,089	22,389
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.89% (B), 08/25/2038 (A)	130,565	2,204
1.79% (B), 03/25/2039 (A)	133,692	3,828
3.02% (B), 04/25/2040 (A)	40,789	1,783
Tennessee Valley Authority
4.38%, 08/01/2034	697,000	709,943
5.88%, 04/01/2036	1,459,000	1,686,257
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2039 - 10/01/2054 (C)	10,768,000	9,331,872
2.50%, 10/01/2039 - 10/01/2054 (C)	22,480,000	19,686,084
3.00%, 10/01/2039 - 10/01/2054 (C)	17,884,000	16,184,240
3.50%, 10/01/2039 - 10/01/2054 (C)	13,736,000	12,889,756
4.00%, 10/01/2054 (C)	6,069,000	5,823,797
4.50%, 10/01/2054 (C)	7,728,000	7,594,379
5.50%, 10/01/2054 (C)	8,982,000	9,089,429
6.00%, 10/01/2054 (C)	3,303,000	3,376,940
Vendee Mortgage Trust
7.50%, 02/15/2027	37,791	38,598
Total U.S. Government Agency Obligations (Cost $122,084,598)		120,203,604
MORTGAGE-BACKED SECURITIES - 5.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	72,852	75,160
Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	62,725	54,220
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	17,666	13,784
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.00% (B), 07/25/2035	$ 117,967	$ 6,062
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 0.10% (B), 06/25/2035	308,573	25,204
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	200,000	126,298
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	6,402	4,662
Series 2005-7, Class 30, 11/25/2035	5,750	6,196
Series 2005-8, Class 30, 01/25/2036	1,850	1,236
Banc of America Mortgage Trust
Series 2003-J, Class 3A2, 6.04% (B), 11/25/2033	8,482	8,029
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	550,000	548,180
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 7.66% (B), 02/25/2036	10,851	10,312
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	564,910	573,908
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	233,880	237,395
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.55% (B), 02/25/2037	12,199	12,038
Series 2007-A2, Class 2A1, 6.43% (B), 06/25/2035	7,306	7,256
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	19,819	19,611
Series 2004-3, Class A4, 5.75%, 04/25/2034	11,891	11,724
Series 2004-7, Class 2A1, 5.58% (B), 06/25/2034	6,902	6,303
Series 2004-8, Class 2A1, 4.50%, 06/25/2019	249	124
Series 2004-HYB1, Class 2A, 5.48% (B), 05/20/2034	5,546	5,285
Series 2005-22, Class 2A1, 4.73% (B), 11/25/2035	49,772	41,144
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	2,288	2,185
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,254,068	1,269,742
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (A)	$ 1,665,000	$ 1,565,308
Series 2015-CR25, Class A4, 3.76%, 08/10/2048	422,000	417,635
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	6,154	6,075
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	1,235,000	1,221,101
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (B), 04/25/2028 (A)	900,000	846,200
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 5.32% (B), 03/25/2035 (A)	72,070	65,855
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 5.32% (B), 09/25/2035 (A)	50,167	42,272
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	10,759	10,780
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	6,997	7,151
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	16,035	15,876
Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	32,623	14,653
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 5.67% (B), 05/25/2036	9,989	9,135
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.58% (B), 11/25/2033	2,993	2,918
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	142,175
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	600,000	555,701
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	826,000	762,489
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.65% (B), 04/21/2034	8,731	8,478
Series 2004-13, Class 3A7, 6.43% (B), 11/21/2034	4,742	4,510
Series 2004-3, Class 4A2, 4.95% (B), 04/25/2034	6,175	5,611
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 09/25/2019	238	230
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (A)	3,659	2,792
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 5.59% (B), 10/25/2028	$ 51,847	$ 49,440
Series 2004-1, Class 2A1, 5.74% (B), 12/25/2034	13,061	12,328
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 5.43% (B), 04/25/2029	33,922	31,457
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	727,942	715,392
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	672,337	608,238
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	83,746	81,716
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	317,380	309,337
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	259,215	244,748
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00%, 05/25/2033	2,166	2,177
Series 2003-A1, Class A5, 7.00%, 04/25/2033	9,871	10,035
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	796,512	803,378
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	380,353	386,071
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	306,418	313,117
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00%, 05/25/2037	49,198	9,368
RALI Trust
Series 2002-QS16, Class A3, (2.09) * 1-Month Term SOFR + 16.38%, 6.23% (B), 10/25/2017	12	1
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	148,157	140,379
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 5.84% (B), 04/20/2033	26,478	25,089
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 5.68% (B), 12/20/2034	16,932	15,322
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 5.78% (B), 09/20/2034	67,581	58,851
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 5.76% (B), 10/20/2034	38,082	34,845
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 7.25% (B), 02/25/2034	$ 45,730	$ 44,080
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.78% (B), 01/19/2034	93,499	89,843
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 5.78% (B), 03/19/2034	64,483	60,475
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 5.74% (B), 10/19/2034	10,372	9,864
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 5.58% (B), 07/19/2035	35,658	34,038
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.63% (B), 12/25/2044	20,559	19,626
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,134,126	1,099,613
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	586,314	570,615
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	864,850	848,960
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,583,871	1,501,104
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,464,457	1,405,746
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	3,231,345	2,936,166
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,299,539	1,174,522
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	624,825	596,410
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	1,201,297	1,154,525
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	7,320	6,808
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00%, 03/15/2045 (A)(F)	35,900	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 6.66% (B), 10/25/2033	23,717	22,471
Series 2003-AR6, Class A1, 7.27% (B), 06/25/2033	5,642	5,536
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	16,097	15,713
Series 2003-S9, Class A8, 5.25%, 10/25/2033	13,614	13,319
Series 2004-AR3, Class A2, 5.71% (B), 06/25/2034	3,651	3,378
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-4, Class CB7, 5.50%, 06/25/2035	$ 49,536	$ 43,836
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 0.08% (B), 04/25/2035	167,398	8,316
Series 2005-3, Class CX, 5.50%, 05/25/2035	64,134	10,159
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	107	85
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,103,000	1,071,283
Total Mortgage-Backed Securities (Cost $25,370,460)		25,370,783
ASSET-BACKED SECURITIES - 4.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	555,058	555,313
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	82,726	76,058
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	631,218	579,137
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,117,321
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	889,880	912,712
Chase Funding Trust
Series 2003-6, Class 1A7, 4.85% (B), 11/25/2034	13,451	13,303
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,125,000	1,149,297
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.54% (B), 10/18/2030 (A)	733,407	734,690
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A, 3-Month Term SOFR + 1.50%, 6.80% (B), 07/15/2036 (A)	1,500,000	1,501,089
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,370,000	1,384,437
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (A)	500,000	497,692
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	$ 115,066	$ 115,079
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	69,024	64,557
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	797,125	684,097
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	171,125	163,828
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	172,021	160,900
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	191,335	174,863
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	955,000	978,695
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	400,724	406,935
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	301,830	310,269
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	382,150	390,239
Mosaic Solar Loan Trust
Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	1,603,346	1,603,419
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	717,973	726,281
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	706,549	720,221
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.64% (B), 07/20/2030 (A)	632,461	633,205
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	88,342	80,780
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.83% (B), 01/25/2036	12,810	10,897
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	316,166	309,257
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	865,137	871,950
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	316,064	320,638
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	369,591	382,371
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	762,988	769,145
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC
Series 2010-A, Class A, 5.22%, 01/16/2046 (A)	$ 121,045	$ 120,943
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.52% (B), 04/25/2031 (A)	305,201	305,429
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	283,636	284,082
VSE VOI Mortgage LLC
Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	42,543	42,480
Total Asset-Backed Securities (Cost $18,889,782)		19,151,609
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	447,000	368,771
Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	857,000	908,618
Israel - 0.0% (G)
Israel Government AID Bonds
5.50%, 09/18/2033	100,000	110,381
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	1,025,251
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	617,000	634,116
Total Foreign Government Obligations (Cost $2,917,068)		3,047,137
COMMERCIAL PAPER - 11.8%
Banks - 6.5%
ABN AMRO Funding USA LLC
5.52% (E), 10/15/2024 (A)	4,200,000	4,191,465
Cooperatieve Rabobank UA
4.90% (E), 03/03/2025	4,200,000	4,120,298
DNB Bank ASA
4.82% (E), 03/03/2025 (A)	4,206,000	4,126,549
HSBC USA, Inc.
5.59% (E), 11/21/2024 (A)	4,200,000	4,170,577
Macquarie Bank Ltd.
5.61% (E), 10/28/2024 (A)	4,200,000	4,184,088
Svenska Handelsbanken AB
4.94% (E), 03/03/2025 (A)	4,230,000	4,151,093
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Toronto-Dominion Bank
5.07% (E), 02/19/2025 (A)	$ 4,370,000	$ 4,292,897
		29,236,967
Financial Services - 5.3%
Alinghi Funding Co. LLC
5.56% (E), 12/10/2024 (A)	4,200,000	4,160,905
Atlantic Asset Securitization LLC
5.56% (E), 11/06/2024 (A)	3,300,000	3,283,543
Barton Capital SA
5.59% (E), 10/04/2024 (A)	4,200,000	4,197,743
LMA-Americas LLC
5.55% (E), 12/12/2024 (A)	4,200,000	4,159,756
Manhattan Asset Funding Co. LLC
4.98% (E), 03/03/2025 (A)	4,200,000	4,119,653
Starbird Funding Corp.
4.89% (E), 03/06/2025 (A)	4,200,000	4,118,198
		24,039,798
Total Commercial Paper (Cost $53,232,866)		53,276,765
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury Bills
4.60% (E), 12/19/2024	9,899,000	9,801,071
4.86% (E), 12/19/2024	5,523,000	5,468,362
4.98% (E), 10/31/2024	2,613,000	2,602,776
5.01% (E), 12/12/2024	2,367,000	2,345,755
5.09% (E), 11/29/2024	2,919,000	2,896,615
5.10% (E), 11/29/2024	1,049,000	1,040,955
5.28% (E), 10/31/2024	7,498,000	7,468,662
Total Short-Term U.S. Government Obligations (Cost $31,614,358)		31,624,196
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 2.10% (E), dated 09/30/2024, to be repurchased at $6,989,158 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $7,128,664.	6,988,751	6,988,751
Total Repurchase Agreement (Cost $6,988,751)		6,988,751
Total Investments (Cost $528,937,804)		533,493,807
Net Other Assets (Liabilities) - (18.5)%		(83,451,691)
Net Assets - 100.0%		$ 450,042,116
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$149,976,364	$—	$149,976,364
U.S. Government Obligations	—	123,854,598	—	123,854,598
U.S. Government Agency Obligations	—	120,203,604	—	120,203,604
Mortgage-Backed Securities	—	25,370,783	—	25,370,783
Asset-Backed Securities	—	19,151,609	—	19,151,609
Foreign Government Obligations	—	3,047,137	—	3,047,137
Commercial Paper	—	53,276,765	—	53,276,765
Short-Term U.S. Government Obligations	—	31,624,196	—	31,624,196
Repurchase Agreement	—	6,988,751	—	6,988,751
Total Investments	$—	$533,493,807	$—	$533,493,807
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $119,579,016, representing 26.6% of the Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Shell International Finance BV 2.50%, 09/12/2026	11/03/2022 - 05/31/2024	$382,977	$451,938	0.1%
Corporate Debt Securities	Shell International Finance BV 3.75%, 09/12/2046	11/16/2022 - 05/31/2024	445,753	506,347	0.1
			$828,730	$958,285	0.2%

(E)	Rate disclosed reflects the yield at September 30, 2024.
(F)	Rounds to less than $1 or $(1).
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Core Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Series Trust